T. ROWE PRICE Retirement Blend 2015 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 48 .7%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  18,830 2,580 643 2,179,537 21,076
U.S. Limited Duration TIPS Index
Fund  17,496 2,772 608 2,105,241 20,021
International Bond Fund (USD
Hedged)  7,324 940 249 938,362 8,023
Dynamic Global Bond Fund  4,482 464 146 615,825 4,791
Emerging Markets Bond Fund  3,788 398 120 443,927 4,222
U.S. Treasury Long-Term Index
Fund  3,620 350 187 540,109 3,819
High Yield Fund  3,333 354 105 604,566 3,633
Dynamic Credit Fund  1,779 202 60 218,374 1,946
Floating Rate Fund  1,125 121 36 131,041 1,213
Total Bond Funds (Cost $ 67,403 ) 68,744
EQUITY FUNDS 48 .1%
T. Rowe Price Funds:
Equity Index 500 Fund  15,742 1,696 992 105,178 17,898
International Equity Index Fund  8,162 705 353 460,003 8,892
Hedged Equity Fund  6,198 535 286 511,347 6,852
Value Fund  5,864 502 181 132,885 6,507
Growth Stock Fund  5,432 478 379 51,619 6,090
Real Assets Fund  4,187 361 198 290,696 4,744
International Value Equity Fund  3,159 269 167 157,334 3,504
Mid-Cap Index Fund  1,965 165 61 98,688 2,294
International Stock Fund  1,964 166 84 94,201 2,092
Emerging Markets Discovery Stock
Fund  1,677 145 122 113,856 1,881
Emerging Markets Stock Fund  1,461 131 46 43,177 1,693
Small-Cap Index Fund  1,449 120 155 97,462 1,633
Mid-Cap Growth Fund  1,069 89 33 11,454 1,194
Mid-Cap Value Fund  885 76 28 30,257 1,008
Small-Cap Value Fund  892 72 74 17,816 991
New Horizons Fund (2) 609 51 75 11,276 644
Total Equity Funds (Cost $ 56,794 ) 67,917
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  — 215 200 153 15
Total Other Mutual Funds (Cost $ 15 ) 15

T. ROWE PRICE Retirement Blend 2015 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .2%
Money Market Funds  3.2%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 5,052 1,264 1,734 4,581,575 4,582
Total Short-Term Investments (Cost $ 4,582 ) 4,582
Total Investments in Securities 100.0%
(Cost $128,794) $ 141,258
Other Assets Less Liabilities (0.0)% (56)
Net Assets 100.0% $ 141,202
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement Blend 2015 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 25 $ 37
Dynamic Global Bond Fund  (1) (9) 67
Emerging Markets Bond Fund  (1) 156 68
Emerging Markets Discovery Stock Fund  6 181 —
Emerging Markets Stock Fund  2 147 —
Equity Index 500 Fund  14 1,452 51
Floating Rate Fund  — 3 23
Growth Stock Fund  6 559 —
Hedged Equity Fund  (3) 405 —
High Yield Fund  — 51 64
International Bond Fund (USD Hedged)  (9) 8 81
International Equity Index Fund  12 378 —
International Stock Fund  1 46 —
International Value Equity Fund  5 243 —
Mid-Cap Growth Fund  (1) 69 —
Mid-Cap Index Fund  (2) 225 —
Mid-Cap Value Fund  (1) 75 —
New Horizons Fund  (7) 59 —
QM U.S. Bond Index Fund  (27) 309 220
Real Assets Fund  3 394 —
Small-Cap Index Fund  (12) 219 —
Small-Cap Value Fund  (3) 101 —
Transition Fund  — — —
U.S. Limited Duration TIPS Index Fund  (21) 361 87
U.S. Treasury Long-Term Index Fund  (13) 36 40
Value Fund  2 322 —
U.S. Treasury Money Fund, 4.35% — — 57
Totals $ (51) # $ 5,815 $ 795 +

T. ROWE PRICE Retirement Blend 2015 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+
Investment income comprised
$795
of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2015 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement Blend 2015
Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2015 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1342-054Q1 08/25